united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2634

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

Spectrum Low Volatility Fund
Spectrum Active Advantage Fund
Spectrum Unconstrained Fund

Semi-Annual Report
March 31, 2023

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Spectrum Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.
Member FINRA

May 25, 2023

Dear Shareholders:

The Spectrum Low Volatility Fund returned 1.66% for the period from October 1, 2022 – March 31, 2023; the Fund’s primary benchmark, the Morningstar LSTA U.S. Leveraged Loan 100 Total Return Index, returned 6.78% for the six-month period. The Fund’s secondary benchmark, a customized index composed of a 50% weighting of the iBoxx USD Liquid High Yield Index and a 50% weighting of the Morningstar LSTA U.S. Leveraged Loan 100 Total Return Index, rose by 7.45% for the period.

The securities markets began to pick up speed in October 2022, as central banks globally began to whisper of a potential adjustment in their stance toward raising interest rates, and earnings proved to be stronger than expected. The sub-advisor added additional positions to the portfolio while continuing to carefully monitor for further evidence that the movement up could be sustained and was not just a “bear market bounce.” In November, arguments for a softer landing not only helped economically sensitive risk assets but allowed interest sensitive areas such as treasury bonds and municipals to move up within their major downtrends. The sub-advisor maintained a steady exposure in high yield instruments. This sector displayed improving momentum and stable spreads. But macro trends had not fully transitioned back to what would be deemed strong. Floating rate and municipal bonds saw the largest exposure increases. Floating rate found pullback support in October and reasserted favorable momentum in November. Municipal bond indexes monitored by the Fund’s portfolio team set new lows in October and turned higher in November. With the Federal Reserve reiterating their hawkish commitment to fighting inflation in December, investor actions suggested a change from believing a soft landing was possible to the increased likelihood of a hard landing. Following suit, most bond sub-classes entered the month with positive momentum and shifted to neutral or negative momentum as the month progressed. The sub-advisor sold the Fund’s moderate high yield exposure going into the month and municipal bond positions were trimmed.

In January, optimism regarding the Federal Reserve prevailed, providing price improvement in most bond categories. The sub-advisor increased holdings primarily in preferred stock, high yield and municipal bonds. Investor sentiment switched back to perceive a more hawkish posture on the part of the Federal Reserve in February. The bond market adjusted by easing back, but volatility did not sharply rise. Correlations remained high as interest sensitive and economically sensitive sectors lost momentum yet generally stayed within trading ranges established over the last several months. The sub-advisor positioned the Fund more for capital preservation. High yield and municipal positions were exited to cash. Less hawkish statements by the Federal Reserve following the 25 basis point Fed funds increase in March gave investors reason to believe the tightening cycle might be slowing. The Fed also noted the struggles in the banking sector could act as an agent to slow the economy. While the Fed Funds rate rose, Treasury rates in the mid-to longer end declined during the month in rather choppy trading. This acted as a mild tailwind to interest sensitive fixed income areas as well as economically sensitive ones. The sub-advisor reduced exposure early in the month because momentum and sentiment turned sharply negative. As the month progressed, positive technical signs returned and warranted a modest degree of buying, primarily in high yield, floating rate and municipal bonds.

The Spectrum Active Advantage Fund declined by -4.13% for the six months. The Fund’s primary benchmark, the S&P 500 Total Return Index, advanced by 15.62% for the period, while the Fund’s secondary benchmark the NYSE Composite Index rose by 15.57% for the period.

Equity weakness in the first half of October 2022 led to the S&P 500 Index and the tech heavy NASDAQ Index breaking below their June and September lows. This flushed sellers and allowed equities to recover a modest portion of lost ground. However, major trends were negative in most sectors with a few exceptions such as energy. Volatility and breadth improved, though not to levels normally associated with bull markets. In November, the S&P 500, Russell 2000 and NASDAQ pulled back. They found support quickly as investors began to show more optimism than in prior months. A less hawkish Federal Reserve likely played a role, but many sectors hit technical oversold extremes in October which helped set up the November bounce. These major indexes rose to test approximate levels of their declining or still negative 200-day moving averages, a popular measure to define major trends. In December, equities took back a portion of the gains made during the October/November rally. Some of the sectors that rallied the sharpest during that period fell the most in December, primarily technology and consumer discretionary. Coming into the month, major indexes such as the S&P 500 Index, Russell, and the NASDAQ struggled with resistance near their 200-day moving averages. Weak momentum early in the month changed over to a probing for support mid to late month. Despite the progress, equities ultimately failed to produce upside traction by the time the month came to a close. The Fund traded cautiously, keeping exposure relatively light with tactical trades, and monitored for bullish technical elements to materialize.

Contrary to the pullback in December, equities regained footing and posted gains in January, especially small and mid-cap stocks. However, the major indices still faced technical challenges. The Fund continued to trade cautiously during the month. The major indexes consolidated in February, as a portion of the gains made the previous month were given back although volatility remained comparatively low. The sub-advisor first increased and then decreased exposure noting that chart patterns and indicators needed a more positive basis before the overall environment could be considered bullish. In March, the major indexes diverged from each other in jagged trading. The mega-caps posted stronger returns, helping buoy the NASDAQ and S&P 500 Indexes while internal breadth struggled. The small cap Russell 2000 Index was lower as it was impacted by both banking and energy weaknesses. The sub-advisor expanded and contracted exposure tactically though kept overall positioning in a more defensive stance. The sub-advisor was encouraged by some measure of improvement in the equity market, but chart patterns and indicators needed more confirmation before the overall environment could be considered bullish.

The Spectrum Unconstrained Fund returned 2.05% for the period from October 1, 2022 – March 31, 2023. The Fund’s primary benchmark, the Bloomberg Aggregate Bond Index rose by 4.89% for the same period, and the S&P 500 Total Return Index increased by 15.62%. Since inception this Fund uses almost exclusively exchange traded funds (ETFs), and is actively traded in municipal, preferred, high yield, floating rate, and convertible bonds, rotating into the highest relative strength selection. The past 6 months have had abnormally high turnover as the bond markets rapidly went from bear trend to bull trend, and then back to bear. The allocation went from highly leveraged (over 250%) to almost all cash over this period to take advantage of trends while preserving safety, ending the quarter modestly invested in securitized floating rate credits.

During the period, the sub-advisor used swaps and futures as substitutes for various underlying reference assets to achieve part of its returns. Thank you for your investment in the Funds. Please visit the website www.thespectrumfunds.com at any time for information regarding the Funds.

Spectrum Financial, Inc.	Advisors Preferred, LLC

Sub-advisor to the Funds	Advisor to the Funds

Spectrum Low Volatility Fund
Portfolio Review (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, as compared to its benchmark:

			Annualized
	Six Months	One Year	Five Year	Since Inception **
Spectrum Low Volatility Fund - Investor Class	1.66%	(1.73)%	6.16%	6.28%
S&P/LSTA Leveraged Loan 100 Index***	6.78%	2.42%	3.37%	3.28%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross annual operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2023 is 2.67% for the Investor Class. The gross expense ratio shown above does not tie to the financial highlights in the annual report due to acquired funds fees. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is December 16, 2013.

***	The S&P/LSTA Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leverage loan market.

Portfolio Composition as of March 31, 2023 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
U.S. Government & Agencies	61.7%
Open-End Funds	20.1%
Short-Term Investments	15.4%
Other Assets in Excess of Liabilities	2.8%
100.0%

*     The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

Spectrum Active Advantage Fund
Portfolio Review (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, as compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception **
Spectrum Active Advantage Fund - Investor Class	(4.13)%	(24.87)%	2.86%	4.15%
S&P 500 Total Return Index ***	15.62%	(7.73)%	11.19%	10.94%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Spectrum Active Advantage Fund’s Investor Class shares are subject to a gross annual operating expense ratio of 1.69%, as per the February 1, 2023 Investor Class prospectus. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is June 1, 2015.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2023 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
U.S. Government & Agencies	86.6%
Short-Term Investments	7.7%
Other Assets in Excess of Liabilities	5.7%
100.0%

*     The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

Spectrum Unconstrained Fund
Portfolio Review (Unaudited)
March 31, 2023

The Fund’s performance figures* for the period ended March 31, 2023, as compared to its benchmark:

	Six Months	One Year	Since Inception **
Spectrum Unconstrained Fund - Investor Class	2.05%	1.77%	0.11%
Bloomberg U.S. Aggregate Bond Index ***	4.89%	(4.78)%	(4.97)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Spectrum Unconstrained Fund’s Investor Class shares are subject to a gross annual operating expense ratio of 2.70%, as per the February 1, 2023 Investor Class prospectus. The gross expense ratio shown above does not tie to the financial highlights in the annual report due to acquired funds fees. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is April 16, 2021.

***	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2023 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
U.S. Government & Agencies	58.8%
Short-Term Investments	21.1%
Open-End Funds	19.0%
Other Assets in Excess of Liabilities	1.1%
100.0%

*     The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	OPEN-END FUNDS — 20.1%
	FIXED INCOME - 20.1%
4,882,629	Principal High Yield Fund, Class R-6			$31,444,131
3,777,240	TIAA-CREF High Yield Fund, Institutional Class			31,539,952
				62,984,083

	TOTAL OPEN-END FUNDS (Cost $62,400,010)			62,984,083

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 61.7%
	U.S. TREASURY BILLS — 61.7%
54,671,000	United States Treasury Bill(a)	0.0000	05/18/23	54,352,143
120,280,000	United States Treasury Bill(a)	0.0000	05/25/23	119,476,462
20,233,000	United States Treasury Bill(a)	0.0000	06/29/23	20,006,548
				193,835,153
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $193,769,012)			193,835,153

Shares
	SHORT-TERM INVESTMENTS — 15.4%
	MONEY MARKET FUNDS - 15.4%
48,296,917	Fidelity Government Portfolio, Class I, 4.71% (Cost $48,296,917)(b)			48,296,917

	TOTAL INVESTMENTS - 97.2% (Cost $304,465,939)			$305,116,153
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.8%			8,916,122
	NET ASSETS - 100.0%			$314,032,275

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2023.

See accompanying notes to financial statements.

SPECTRUM LOW VOLATILITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION: (1)(2)(3)
				Notional Amount		Upfront
Reference		Termination	Interest Rate	at March 31,		Premiums	Unrealized
Entity	Counterparty	Date	Receivable(4)	2023	Fair Value	Paid	Appreciation
CDX North American High Yield Series 40	BRC	6/20/2028	500 bps	$(62,400,000)	$1,080,685	$220,353	$860,332

BRC - Barclays Capital

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)	For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(4)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at March 31, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
3,193,878	Eaton Vance Floating-Rate Advantage Fund Class R6*	$31,300,000	USD SOFR plus 165 bp	4/3/2026	BRC	$—
159.600	iShares Core US Aggregate Bond ETF	15,902,544	O/N USD SOFR plus 35 bp	4/11/2024	BRC	187,826
422,000	iShares iBoxx $ High Yield Corporate Bond ETF	31,882,100	O/N USD SOFR plus 35 bp	4/26/2024	BRC	602,766
146,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	16,079,787	O/N USD SOFR plus 35 bp	4/11/2024	BRC	363,033
88.400	iShares National Muni Bond ETF	9,524,216	O/N USD SOFR plus 35 bp	4/11/2024	BRC	94,988
2,063,283	Nuveen High Yield Municipal Bond Fund Class R6*	31,300,000	USD FED plus 165 bp	3/31/2024	CIBC	—
20,254,267	PIMCO Government Money Market Fund Institutional Class*	20,254,267	USD SOFR plus 165 bp	12/4/2025	BRC	—
188,700	Vanguard Tax-Exempt Bond Fund ETF	9.559.542	O/N USD SOFR plus 35 bp	4/11/2024	BRC	120,870
					Total:	$1,369,483

BRC - Barclays Capital

CIBC - Canadian Imperial Bank of Commerce

FED - Federal Funds Effective Rate

O/N - Overnight. Daily Fixings

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

*	Swap contract reset at March 31, 2023.

See accompanying notes to financial statements.

SPECTRUM ACTIVE ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 86.6%
	U.S. TREASURY BILLS — 86.6%
505,000	United States Treasury Bill(a)	0.0000	06/22/23	$499,827
6,069,000	United States Treasury Bill(a)	0.0000	06/29/23	6,001,075
				6,500,902
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,499,961)			6,500,902

Shares
	SHORT-TERM INVESTMENTS — 7.7%
	MONEY MARKET FUNDS - 7.7%
289,262	Fidelity Government Portfolio, Class I, 4.71%(b)			289,262
289,262	First American Government Obligations Fund, Class Z, 4.60%(b)			289,262
	TOTAL MONEY MARKET FUNDS (Cost $578,524)			578,524

	TOTAL SHORT-TERM INVESTMENTS (Cost $578,524)			578,524

	TOTAL INVESTMENTS - 94.3% (Cost $7,078,485)			$7,079,426
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.7%			424,733
	NET ASSETS - 100.0%			$7,504,159

OPEN FUTURES CONTRACTS

Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
6	CME E-Mini NASDAQ 100 Index Future	06/16/2023	$1,596,216	$94,574
8	CME E-Mini-Russell 2000 Index Futures	06/16/2023	725,400	13,905
7	CME E-Mini Standard & Poor’s 500 Index Futures	06/16/2023	1,448,213	53,177
	TOTAL FUTURES CONTRACTS			$161,656

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2023.

See accompanying notes to financial statements.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	OPEN-END FUNDS — 19.0%
	FIXED INCOME - 19.0%
40,912	Lazard US Corporate Income Portfolio, Institutional Shares			$708,182
104,948	Voya High Yield Bond Fund, Class R6			706,297
				1,414,479

	TOTAL OPEN-END FUNDS (Cost $1,400,010)			1,414,479

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 58.8%
	U.S. TREASURY BILLS — 58.8%
243,000	United States Treasury Bill(a)	0.0000	05/18/23	241,583
1,011,000	United States Treasury Bill(a)	0.0000	05/25/23	1,004,246
2,023,000	United States Treasury Bill(a)	0.0000	06/08/23	2,006,110
1,150,000	United States Treasury Bill(a)	0.0000	06/29/23	1,137,129
				4,389,068

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,387,804)			4,389,068

Shares
	SHORT-TERM INVESTMENTS — 21.1%
	MONEY MARKET FUNDS - 21.1%
785,912	Fidelity Government Portfolio, Class I, 4.71%(b)			785,912
785,912	First American Government Obligations Fund, Class Z, 4.60%(b)			785,912
	TOTAL MONEY MARKET FUNDS (Cost $1,571,824)			1,571,824

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,571,824)			1,571,824

	TOTAL INVESTMENTS - 98.9% (Cost $7,359,638)			$7,375,371
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%			81,506
	NET ASSETS - 100.0%			$7,456,877

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2023.

See accompanying notes to financial statements.

SPECTRUM UNCONSTRAINED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION: (1)(2)(3)

				Notional Amount		Upfront
Reference		Termination	Interest Rate	at March 31,		Premiums	Unrealized
Entity	Counterparty	Date	Received (4)	2023	Fair Value	Paid	Appreciation
CDX North American High Yield Series 40	BRC	6/20/2028	500 bps	$(1,800,000)	$31,173	$2,337	$28,836

BRC - Barclays Capital

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)	For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(4)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

TOTAL RETURN SWAPS

Number of		Notional Amount at				Unrealized
Shares	Reference Entity	March 31, 2023	Interest Rate Payable(1)	Termination Date	Counterparty	Appreciation
Long Position:
176,800	Invesco Senior Loan ETF	$3,677,440	O/N USD SOFR plus 35 bp	4/26/2024	BRC	$7,012
24,700	iShares iBoxx $ High Yield Corporate Bond ETF	1,866,085	O/N USD SOFR plus 35 bp	4/26/2024	BRC	31,111
8,600	iShares JPMorgan USD Emerging Markets Bond ETF	742,008	O/N USD SOFR plus 35 bp	5/2/2024	BRC	1,591
71,200	iShares Referred and Income Securities ETF	2,222,864	O/N USD SOFR plus 35 bp	5/2/2024	BRC	25,152
16,500	SPDR Bloomberg Convertible Securities ETF	1,106,655	O/N USD SOFR plus 35 bp	5/2/2024	BRC	9,213
35,700	VanEck High Yield Muni ETF	1,847,118	O/N USD SOFR plus 35 bp	4/11/2024	BRC	21,720
					Total:	$95,799

BRC - Barclays Capital

SOFR - Secured Overnight Financing Rate

O/N - Overnight. Daily Fixings

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Spectrum Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2023

	Spectrum Low	Spectrum Active	Spectrum
	Volatility Fund	Advantage Fund	Unconstrained Fund
ASSETS
Investment securities:
At cost	$304,465,939	$7,078,485	$7,359,638
At value	$305,116,153	$7,079,426	$7,375,371
Deposit with broker for swaps	6,692,691	—	295,158
Unrealized appreciation on swaps	2,229,815	—	124,635
Receivable for swaps	614,204	—	—
Dividend and interest receivable	144,952	4,048	8,662
Segregated cash - collateral for swaps	—	—	370,000
Receivable for Fund shares sold	71,494	—	—
Deposit with broker for futures	—	264,389	—
Unrealized appreciation on futures	—	161,656	—
Prepaid expenses	21,919	3,943	—
TOTAL ASSETS	314,891,228	7,513,462	8,173,826

LIABILITIES
Payable for investments purchased	—	—	700,010
Investment advisory fees payable	569,665	8,826	14,509
Payable for Fund shares redeemed	279,309	—	2,430
Shareholder servicing fees payable	9,979	477	—
TOTAL LIABILITIES	858,953	9,303	716,949
NET ASSETS	$314,032,275	$7,504,159	$7,456,877

NET ASSET VALUE
Net Assets	$314,032,275	$7,504,159	$7,456,877
Shares of beneficial interest outstanding	13,155,146	475,882	404,251
Net Asset Value, Offering and Redemption Price Per Share (Net Assets ÷ Shares Outstanding)	$23.87	$15.77	$18.45

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$313,626,762	$13,732,098	$8,282,281
Accumulated earnings (deficits)	405,513	(6,227,939)	(825,404)
NET ASSETS	$314,032,275	$7,504,159	$7,456,877

See accompanying notes to financial statements.

Spectrum Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2023

	Spectrum Low	Spectrum Active	Spectrum
	Volatility Fund	Advantage Fund	Unconstrained Fund
INVESTMENT INCOME
Dividends	$2,549,233	$—	$27,604
Interest	2,937,400	20,232	75,893
TOTAL INVESTMENT INCOME	5,486,633	20,232	103,497

EXPENSES
Investment advisory fees	3,349,145	59,478	76,614
Administration expenses (Note 5)	245,761	6,281	4,413
Shareholder servicing fees	46,731	1,189	1,069
Miscellaneous expenses	4,500	—	—
TOTAL EXPENSES	3,646,137	66,948	82,096

NET INVESTMENT INCOME (LOSS)	1,840,496	(46,716)	21,401

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Investments	1,699,870	(1,803)	(47,383)
Swaps	(1,438,239)	62,766	17,277
Futures	—	(516,279)	—
TOTAL NET REALIZED GAIN (LOSS)	261,631	(455,316)	(30,106)

Net change in unrealized appreciation on:
Investments	650,214	881	15,733
Swaps	2,229,815	—	124,635
Futures	—	161,656	—
TOTAL NET CHANGE IN UNREALIZED APPRECIATION	2,880,029	162,537	140,368

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,141,660	(292,779)	110,262

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,982,156	$(339,495)	$131,663

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,840,496	$(3,507,624)
Net realized gain (loss) from security transactions, swaps, and futures contracts	261,631	(294,279)
Distibutions from underlying investment companies	—	1,395,118
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	2,880,029	(14,923,850)
Net increase (decrease) in net assets resulting from operations	4,982,156	(17,330,635)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(17,405,618)
Net (decrease) in net assets from distributions to shareholders	—	(17,405,618)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	52,861,933	184,185,570
Net asset value of shares issued in reinvestment of distributions	—	16,008,015
Payments for shares redeemed	(47,442,916)	(305,986,400)
Net increase (decrease) in net assets from shares of beneficial interest	5,419,017	(105,792,815)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,401,173	(140,529,068)

NET ASSETS
Beginning of Period	303,631,102	444,160,170
End of Period	$314,032,275	$303,631,102

SHARE ACTIVITY
Shares Sold	2,209,102	7,523,633
Shares Reinvested	—	640,621
Shares Redeemed	(1,985,062)	(12,316,277)
Net increase (decrease) in shares of beneficial interest outstanding	224,040	(4,152,023)

See accompanying notes to financial statements.

Spectrum Active Advantage Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	$(46,716)	$(182,283)
Net realized loss from security transactions, swaps and futures contracts	(455,316)	(5,268,483)
Net change in unrealized apprecaition of investments, swaps and futures contracts	162,537	357,953
Net decrease in net assets resulting from operations	(339,495)	(5,092,813)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(5,205,776)
Net decrease in net assets from distributions to shareholders	—	(5,205,776)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	173,503	4,613,111
Net asset value of shares issued in reinvestment of distributions	—	5,099,353
Payments for shares redeemed	(906,270)	(9,138,559)
Net increase (decrease) in net assets from shares of beneficial interest	(732,767)	573,905

TOTAL DECREASE IN NET ASSETS	(1,072,262)	(9,724,684)

NET ASSETS
Beginning of Period	8,576,421	18,301,105
End of Period	$7,504,159	$8,576,421

SHARE ACTIVITY
Shares Sold	10,754	192,819
Shares Reinvested	—	191,764
Shares Redeemed	(56,358)	(457,038)
Net decrease in shares of beneficial interest outstanding	(45,604)	(72,455)

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Statement of Changes in Net Assets

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2023	September 30, 2022
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$21,401	$(107,213)
Net realized loss from security transactions and swaps contracts	(30,106)	(575,317)
Distibutions from underlying investment companies	—	8,211
Net change in unrealized appreciation (depreciation) of investments and swaps contracts	140,368	(703)
Net increase (decrease) in net assets resulting from operations	131,663	(675,022)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(138,132)
Total distributions paid	—	(638,185)
Net decrease in net assets from distributions to shareholders	—	(776,317)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	510,572	567,962
Net asset value of shares issued in reinvestment of distributions	—	772,708
Payments for shares redeemed	(401,677)	(3,415,956)
Net increase (decrease) in net assets from shares of beneficial interest	108,895	(2,075,286)

TOTAL INCREASE (DECREASE) IN NET ASSETS	240,558	(3,526,625)

NET ASSETS
Beginning of Period	7,216,319	10,742,944
End of Period	$7,456,877	$7,216,319

SHARE ACTIVITY
Shares Sold	27,372	28,927
Shares Reinvested	—	39,094
Shares Redeemed	(22,273)	(188,130)
Net increase (decrease) in shares of beneficial interest outstanding	5,099	(120,109)

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2023		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
	(Unaudited)
Net asset value, beginning of Period	$23.48		$26.00	$24.79	$21.72	$21.35	$22.58
Activity from investment operations:
Net investment income (loss) (1)	0.14		(0.27)	0.08	0.03	0.02	0.02
Net realized and unrealized gain (loss) on investments, swaps and futures contracts	0.25		(1.06)	2.53	3.89	1.04	0.21
Total from investment operations	0.39		(1.33)	2.61	3.92	1.06	0.23
Less distributions from:
Net investment income	—		(1.15)	(0.45)	(0.52)	(0.69)	(1.01)
Net realized gains	—		(0.04)	(0.95)	(0.33)	—	(0.45)
Total distributions	—		(1.19)	(1.40)	(0.85)	(0.69)	(1.46)
Net asset value, end of period	$23.87		$23.48	$26.00	$24.79	$21.72	$21.35
Total return (2)	1.66	% (5)	(5.38)%	10.82%	18.76%	5.12%	1.06%
Net assets, end of period (000s)	$314,032		$303,631	$444,160	$239,393	$82,195	$66,725
Ratio of expenses to average net assets,	2.33	% (6)	2.34%	2.37%	2.51%	2.53%	2.53%
Ratio of net investment income (loss) to average net assets (3,4)	1.17	% (6)	(1.09)%	0.30%	0.14%	0.08%	0.10%
Portfolio Turnover Rate	517	% (5)	321%	131%	389%	675%	438%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Active Advantage Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2023		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
	(Unaudited)
Net asset value, beginning of Period	$16.45		$30.81	$27.33	$23.64	$23.83	$21.95
Activity from investment operations:
Net investment income (loss) (1)	(0.09)		(0.27)	(0.12)	(0.09)	0.02	(0.15)
Net realized and unrealized gain (loss) on investments, swaps and futures contracts	(0.59)		(5.63)	8.46	3.95	0.60	2.93
Total from investment operations	(0.68)		(5.90)	8.34	3.86	0.62	2.78
Less distributions from:
Net investment income	—		(0.14)	(0.25)	(0.17)	(0.18)	(0.29)
Net realized gains	—		(8.32)	(4.61)	—	(0.45)	(0.61)
Return of capital	—		—	—	—	(0.18)	—
Total distributions	—		(8.46)	(4.86)	(0.17)	(0.81)	(0.90)
Net asset value, end of period	$15.77		$16.45	$30.81	$27.33	$23.64	$23.83
Total return (2)	(4.13	)% (5)	(28.87)%	33.91%	16.46%	2.89%	13.07%
Net assets, end of period (000s)	$7,504		$8,576	$18,301	$13,338	$12,682	$11,427
Ratio of expenses to average net assets (3)	1.68	% (6)	1.69%	1.77%	1.89%	1.83%	1.81%
Ratio of net investment income (loss) to average net assets (3,4)	(1.17	)% (6)	(1.23)%	(0.40)%	(0.36)%	0.08%	(0.65)%
Portfolio Turnover Rate	0	% (5)	2258%	1294%	831%	360%	269%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Unconstrained Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	March 31, 2023		September 30, 2022	September 30, 2021 (a)
	(Unaudited)
Net asset value, beginning of period	$18.08		$20.69	$20.00
Activity from investment operations:
Net investment income (loss) (1)	0.05		(0.22)	(0.11)
Net realized and unrealized gain (loss) on investments and swaps	0.32		(0.93)	1.01
Total from investment operations	0.37		(1.15)	0.90
Less distributions from:
Net investment income	—		(1.20)	(0.21)
Return of capital	—		(0.26)	—
Total distributions	—		(1.46)	(0.21)
Net asset value, end of period	$18.45		$18.08	$20.69
Total return (2)	2.05	% (5)	(6.03)%	4.50	% (5)
Net assets, end of period (000s)	$7,457		$7,216	$10,743
Ratio of expenses to average net assets (3)	2.29	% (6)	2.43%	2.33	% (6)
Ratio of net investment (loss) to average net assets (3,4)	0.60	% (6)	(1.17)%	(1.21	)% (6)
Portfolio Turnover Rate	905	% (5)	395%	75	% (5)

(a)	The Fund commenced operations on April 16, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited)
March 31, 2023

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Low Volatility Fund”), Spectrum Active Advantage Fund (the “Active Advantage Fund”)) and Spectrum Unconstrained Fund (the “Unconstrained Fund”) (collectively, the “Funds”) are each a diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Low Volatility Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices while the Active Advantage Fund seeks long term capital appreciation. The Unconstrained Fund’s investment objective is total return. Each Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Low Volatility Fund also offers Advisor Class shares, but as of the date of this report none have been issued. The Low Volatility Fund commenced operations on December 16, 2013, the Active Advantage Fund commenced operations on June 1, 2015 and the Unconstrained Fund commenced operations on April 16, 2021. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (“Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to each Fund is Advisors Preferred LLC (the “Adviser”). The investment sub-adviser to each Fund is Spectrum Financial, Inc. (the “Sub-Adviser”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last bid on the day of valuation. Financial futures, which are traded on an exchange, are valued at the last quoted sales price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Credit default swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, at the price received from the broker-dealer/counterparty that issued the swap. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment in Funds – The Funds may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2023 for each Fund’s investments measured at fair value:

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$62,984,083	$—	$—	$62,984,083
U.S. Government & Agencies	—	193,835,153	—	193,835,153
Short-Term Investments	48,296,917	—	—	48,296,917
Derivatives
Swaps	—	2,229,815	—	2,229,815
Total Assets	$111,281,000	$196,064,968	$—	$307,345,968

Spectrum Active Advantage Fund

Assets *	Level 1	Level 2	Level 3	Total
U. S. Government & Agencies	$—	$6,500,902	$—	$6,500,902
Short-Term Investments	578,524	—	—	578,524
Derivatives
Futures Contracts	161,656	—	—	161,656
Total Assets	$740,180	$6,500,902	$—	$7,241,082

Spectrum Unconstrained Fund

Assets *	Level 1	Level 2	Level 3	Total
Open-End Funds	$1,414,479	$—	$—	$1,414,479
U.S. Government & Agencies	—	4,389,068	—	4,389,068
Short-term Investments	1,571,824	—	—	1,571,824
Derivatives
Swaps	—	124,635	—	124,635
Total Assets	$2,986,303	$4,513,703	$—	$7,500,006

*	Refer to the Portfolios of Investments for sector classifications.

The Funds did not hold any Level 3 securities during the current period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are typically a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Futures Contracts – The Funds are subject to interest rate risk, equity risk and forward currency exchange rate risk in the normal course of pursuing their respective investment objectives. The Funds have purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Contracts – Each Fund is subject to equity price, credit risk, and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Higher swap spreads generally imply a higher risk of default.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statements of Assets and Liabilities of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Funds will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

“book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2020 – 2022 or expected to be taken in the Funds’ 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $375,152,510 and $314,162,275 for the Low Volatility Fund, $0 and $0 for the Active Advantage Fund and $8,719,712 and $7,273,099 for the Unconstrained Fund.

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Funds’ policy is to recognize a gross asset or liability equal to the unrealized gain/(loss) for futures and swap contracts. During the six months ended March 31, 2023 the Funds were subject to a master netting arrangement for the swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2023.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Spectrum Low Volatility Fund

Assets:
Gross Amounts Not Offset in the
Statements of Assets &
Liabilities
	Gross Amount	Gross Amounts	Net Amounts of
	Recognized in the	Offset in the	Assets Presented		Cash
	Statements of	Statements of	in the Statements of	Financial	Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$2,229,815	$—	$2,229,815	$—	$—	$2,229,815

Spectrum Active Advantage Fund

Assets:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
	Gross Amount
	Recognized in	Gross Amounts	Net Amounts of
	the Statements	Offset in the	Assets Presented in
	of Assets &	Statements of	the Statements of	Financial	Cash Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$161,656	$—	$161,656	$—	$—	$161,656
Total	$161,656	$—	$161,656	$—	$—	$161,656

Spectrum Unconstrained Fund

Assets:
Gross Amounts Not Offset in the
Statements of Assets &
Liabilities
	Gross Amount	Gross Amounts	Net Amounts of
	Recognized in the	Offset in the	Assets Presented		Cash
	Statements of	Statements of	in the Statements of	Financial	Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Swaps Contracts - OTC	$124,635	$—	$124,635	$—	$—	$124,635

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2023:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Swap Contracts (Low Volatility Fund, Unconstrained Fund)	Unrealized appreciation/depreciation on swaps
Futures Contracts (Active Advantage Fund)	Unrealized depreciation on futures

The following table sets forth the fair value of the Funds’ derivative contracts as of March 31, 2023:

Spectrum Low Volatility Fund

Asset (Liability) Derivatives Investment Value
	Multiple Risks (Credit and	Total as of
Derivative Investment Type	Interest)	March 31, 2023
Credit Default Swaps	860,332	860,332
Total Return Swaps	1,369,483	1,369,483
Total	$2,229,815	$2,229,815

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Spectrum Active Advantage Fund

Asset (Liability) Derivatives Investment Value
		Total as of
Derivative Investment Type	Equity Risk	March 31, 2023
Futures Contracts *	$161,656	$161,656
Total	$161,656	$161,656

Spectrum Unconstrained Fund

Asset (Liability) Derivatives Investment Value
	Multiple Risks (Credit and	Total as of
Derivative Investment Type	Interest)	March 31, 2023
Credit Default Swaps	28,836	28,836
Total Return Swaps	95,799	95,799
Total	$124,635	$124,635

*	Represents cumulative appreciation on futures contracts as reported in the Portfolio of Investments.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended March 31, 2023:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from Swaps
Net realized loss from Futures
Net change in unrealized appreciation on Swaps
Net change in unrealized appreciation on Futures

The following is a summary of the Funds’ realized gain/(loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2023:

Spectrum Low Volatility Fund

Realized gain (loss) on derivatives recognized in the Statements of Operations
			Total for the Six Months Ended
Derivative Investment Type	Interest Rate Risk	Credit Risk	March 31, 2023
Swaps	$527,611	$(1,965,850)	$(1,438,239)
Total	$527,611	$(1,965,850)	$(1,438,239)

Changes in unrealized appreciation on derivatives recognized in the Statements of Operations
			Total for the Six Months Ended
Derivative Investment Type	Credit Risk		March 31, 2023
Swaps	$2,229,815		$2,229,815
Total	$2,229,815		$2,229,815

Spectrum Active Advantage Fund

Realized gain (loss) on derivatives recognized in the Statements of Operations
			Total for the Six Months Ended
Derivative Investment Type	Equity Risk		March 31, 2023
Swaps	$62,766		$62,766
Futures	(516,279)		(516,279)
Total	$(453,513)		$(453,513)

Changes in unrealized appreciation on derivatives recognized in the Statements of Operations
			Total for the Six Months Ended
Derivative Investment Type	Equity Risk		March 31, 2023
Futures	$161,656		$161,656
Total	$161,656		$161,656

Spectrum Unconstrained Fund

Realized gain on derivatives recognized in the Statements of Operations
			Total for the Six Months Ended
Derivative Investment Type	Credit Risk		March 31, 2023
Swaps	$17,277		$17,277
Total	$17,277		$17,277

Changes in unrealized appreciation on derivatives recognized in the Statements of Operations
			Total for the Six Months Ended
Derivative Investment Type	Credit Risk		March 31, 2023
Swaps	$124,635		$124,635
Total	$124,635		$124,635

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

The notional value of the derivative instruments outstanding as of March 31, 2023 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolios of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Funds’ assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Counterparty Risk: The Funds may invest in derivative instruments (the “Product”) issued for the Funds including by Credit Suisse Securities (Europe) Limited, Credit Suisse Securities (USA) LLC (“Credit Suisse”), Barclays Capital, Inc. (“Barclays”) and Canadian Imperial Bank of Commerce (“CIBC”) (collectively, “Counterparties”). If Counterparties become insolvent, each may not be able to make any payments under the Product and a Fund may lose their capital invested in the Product. A decline in Counterparties’ financial standing is likely to reduce the market value of the Product and therefore the price a Fund may receive for the Product if sold it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Funds’ financial instruments include investments in securities which are not traded on organized public exchanges, and which generally may be illiquid. As a result, the Funds may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred, LLC, serves as investment adviser to the Funds. The Adviser has engaged

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Spectrum Financial, Inc. to serve as the sub-adviser to the Funds. These expenses are the responsibility of the Adviser.

Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an advisory fee computed and accrued daily and paid monthly at an annual rate of 2.15% of the average daily net assets for both Spectrum Low Volatility Fund and Spectrum Unconstrained Fund and 1.50% of the average daily net assets for the Spectrum Active Advantage Fund. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor earned $3,349,145, $59,478, and $76,614 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, in advisory fees for the six months ended March 31, 2023.

Pursuant to a liquidity program administrator agreement with the Funds, the Adviser, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser out of pocket expenses and an annual fee of $9,000 per Fund. The liquidity program administrator agreement became effective June 1, 2021. Pursuant to the liquidity program administrator agreement, the Adviser earned (net of voluntary waivers) $4,500, $0 and $0 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, in fees for the six months ended March 31, 2023.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. These expenses are the responsibility of UFS.

The Funds pay Ceros Financial Services Inc. (the “Distributor”) to provide compensation for ongoing servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. For the six months ended March 31, 2023, the Funds paid $46,731, $1,189 and $1,069 for Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively, which was paid out to brokers and dealers.

During the six months ended March 31, 2023, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf of the Funds. Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund paid trade commissions of $120, $0, and $10 to Ceros, respectively. Any 12b-1 fees received by Ceros related to a Fund’s investment in another Fund are returned to the respective Fund.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $50,000 per year plus at least $2,500 per meeting for certain special meetings as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The Advisor pays these fees. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at March 31, 2023, were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Spectrum Low Volatility Fund	$304,465,939	$650,644	$(430)	$650,214
Spectrum Active Advantage Fund	7,078,485	950	(9)	$941
Spectrum Unconstrained Fund	7,359,638	15,896	(163)	$15,733

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

For the year ended September 30, 2022:

	Ordinary	Long-Term	Return of	Tax-exempt
Portfolio	Income	Capital Gains	Capital	Income	Total
Spectrum Low Volatility Fund	$16,479,737	$925,881	$—	—	$17,405,618
Spectrum Active Advantage Fund	3,218,095	1,987,681	—	—	5,205,776
Spectrum Unconstrained Fund	638,185	—	138,132	—	776,317

For the period ended September 30, 2021:

	Ordinary	Long-Term	Return of	Tax-exempt
Portfolio	Income	Capital Gains	Capital	Income	Total
Spectrum Low Volatility Fund	$15,323,448	$—	$—	$1,240,719	$16,564,167
Spectrum Active Advantage Fund	950,251	1,622,115	—	—	2,572,366
Spectrum Unconstrained Fund	106,366	—	—	—	106,366

As of September 30, 2022, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earning/
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
Spectrum Low Volatility Fund	$—	$—	$(4,576,643)	$—	$—	$—	$(4,576,643)
Spectrum Active Advantage Fund	—	—	(5,888,504)	—	—	60	(5,888,444)
Spectrum Unconstrained Fund	—	—	(957,067)	—	—	—	(957,067)

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Spectrum Low Volatility Fund	$2,185,779
Spectrum Active Advantage Fund	440,656
Spectrum Unconstrained Fund	140,367

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Spectrum Low Volatility Fund	$2,390,864
Spectrum Active Advantage Fund	5,447,848
Spectrum Unconstrained Fund	816,700

At September 30, 2022, the Spectrum Unconstrained Fund utilized $127,711 of capital loss carryforwards.

Permanent book and tax differences, primarily attributable to prior year tax return updates, resulted in reclassification for the period ended September 30, 2022, as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Spectrum Low Volatility Fund	$(102,697)	$102,697
Spectrum Active Advantage Fund	—	—
Spectrum Unconstrained Fund	—	—

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2023, National Financial Services LLC held approximately 45%, 95% and 100% of the Spectrum Low Volatility Fund, Spectrum Active Advantage Fund and Spectrum Unconstrained Fund, respectively. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Spectrum Funds
Expense Example (Unaudited)
March 31, 2023

As a shareholder of Spectrum Funds, you incur ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	10/1/2022	3/31/2023	10/1/2022-3/31/23
Spectrum Low Volatility Fund	2.33%	$1,000.00	$1,016.60	$11.71
Spectrum Active Advantage Fund	1.68%	$1,000.00	$958.70	$8.20
Spectrum Unconstrained Fund	2.29%	$1,000.00	$1,020.50	$11.54

	Annualized	Beginning	Ending	Expenses Paid During
Hypothetical	Expense	Account	Account	Period *
(5% return before expenses)	Ratio	10/1/2022	3/31/2023	10/1/2022-3/31/23
Spectrum Low Volatility Fund	2.33%	$1,000.00	$1,013.31	$11.70
Spectrum Active Advantage Fund	1.68%	$1,000.00	$1,016.55	$8.45
Spectrum Unconstrained Fund	2.29%	$1,000.00	$1,013.51	$11.50

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the numbers of days in the fiscal year (365).

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions; short and long-term cash flow projections; and cash holdings and access to other funding sources.

During the semi-annual period ended March 31, 2023, the Trust’s Liquidity Program Administrator (“LPA”) and the Board reviewed the Funds’ investments and they determined that, generally, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and the LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
272 Bendix Road Suite 600
Virginia Beach, VA 23452

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

SPECTRUM-SAR23

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 5/30/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 5/30/23

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 5/30/23